Vintage 3SM Annuity
issued by
Brighthouse Life Insurance Company
Brighthouse Separate Account Eleven for Variable Annuities
Supplement Dated April 29, 2022
to the Prospectus Dated May 1, 2010
This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Vintage 3SM Annuity (the “Contract”) issued by Brighthouse Life Insurance Company (“We”, “Us”, or “the Company”). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.
You can choose to have your premium (“Purchase Payments”) accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio — Class B
Brighthouse Small Cap Value Portfolio — Class B
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B
Brighthouse/Wellington Large Cap Research Portfolio — Class E
CBRE Global Real Estate Portfolio — Class A
Harris Oakmark International Portfolio — Class A
Invesco Global Equity Portfolio — Class B
Invesco Small Cap Growth Portfolio — Class A
JPMorgan Small Cap Value Portfolio — Class A
Loomis Sayles Growth Portfolio — Class A
PIMCO Inflation Protected Bond Portfolio — Class A
PIMCO Total Return Portfolio — Class B
T. Rowe Price Large Cap Value Portfolio — Class B
Victory Sycamore Mid Cap Value Portfolio — Class B
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class E
BlackRock Capital Appreciation Portfolio — Class A
BlackRock Ultra-Short Term Bond Portfolio — Class E
Brighthouse Asset Allocation 20 Portfolio — Class B
Brighthouse Asset Allocation 40 Portfolio — Class B
Brighthouse Asset Allocation 60 Portfolio — Class B
Brighthouse Asset Allocation 80 Portfolio — Class B
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B
Frontier Mid Cap Growth Portfolio — Class D
MetLife Stock Index Portfolio — Class B
MFS® Total Return Portfolio — Class F
MFS® Value Portfolio — Class A
Neuberger Berman Genesis Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class B
Fidelity® Variable Insurance Products
Contrafund® Portfolio — Service Class
Mid Cap Portfolio — Service Class 2
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Income VIP Fund
Templeton Foreign VIP Fund
Janus Aspen Series — Service Shares
Janus Henderson Enterprise Portfolio
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Appreciation Portfolio — Class I
ClearBridge Variable Dividend Strategy Portfolio — Class II
ClearBridge Variable Large Cap Value Portfolio — Class I
ClearBridge Variable Mid Cap Portfolio — Class I
Legg Mason Partners Variable Income Trust — Class I
Western Asset Core Plus VIT Portfolio

Certain Variable Funding Options may have been subject to change. Please see “Appendix A – Additional Information Regarding Underlying Funds" for more information.
The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
1

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see “Charges and Deductions — Premium Tax”) or other taxes, which may be applicable.
Contract Owner Transaction Expenses
Withdrawal Charge	6% (1)
(as a percentage of the Purchase Payments withdrawn)
Transfer Charge	$10 (2)
(assessed on transfers that exceed 12 per year)
Variable Liquidity Benefit Charge	6% (3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate The Annuity Payments.)
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.
Contract Administrative Charges
Annual Contract Administrative Charge	$30 (4)

(1)	The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows:

Years Since Purchase Payment Made		Withdrawal Charge
Greater than or Equal to	But less than
0 years	1 years	6%
1 years	2 years	5%
2 years	3 years	4%
3 + years		0%
(2)	We do not currently assess the transfer charge.
(3)	This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:

Years Since Initial Purchase Payment		Withdrawal Charge
Greater than or Equal to	But less than
0 years	1 years	6%
1 years	2 years	5%
2 years	3 years	4%
3 + years		0%
(4)	We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.
Annual Separate Account Charges:
(as a percentage of the average daily net assets of the Separate Account)
We will assess a minimum mortality and expense risk charge (“M&E”) of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset)
2

for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the optional features you select:
Mortality and Expense Risk Charge	1.70% (5)
Administrative Expense Charge	0.15%
Total Annual Separate Account Charges with No Optional Features Selected	1.85%
Optional E.S.P. Charge	0.20%
Total Annual Separate Account Charges with E.S.P. Only Selected	2.05%
Optional GMWB I Charge (maximum upon reset)	1.00% (6)
Optional GMWB II Charge (maximum upon reset)	1.00% (6)
Optional GMWB III Charge	0.25%
Total Annual Separate Account Charges with GMWB I Only Selected	2.85%
Total Annual Separate Account Charges with GMWB II Only Selected	2.85%
Total Annual Separate Account Charges with GMWB III Only Selected	2.10%
Total Annual Separate Account Charges with E.S.P. and GMWB I Selected	3.05%
Total Annual Separate Account Charges with E.S.P. and GMWB II Selected	3.05%
Total Annual Separate Account Charges with E.S.P. and GMWB III Selected	2.30%

(5)	We are waiving the Mortality and Expense Risk charge in an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MetLife Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS® Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio; and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Invesco Global Equity Portfolio.
(6)	The current charges for the available GMWB riders with a reset feature (see “Access to Your Money — Guaranteed Minimum Withdrawal Benefit”) are 0.40% for GMWB I and 0.50% for GMWB II.
Underlying Fund Expenses as of December 31, 2021 (unless otherwise indicated):
The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund’s management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling Us at the phone number listed in the Contract Owners Inquiries section.
Minimum and Maximum Total Annual Underlying Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.52%	1.25%
Underlying Fund Fees and Expenses as of December 31, 2021
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.
Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	0.48%	0.25%	0.05%	—	0.78%	0.11%	0.67%
3

Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Growth Fund	0.31%	0.25%	0.04%	—	0.60%	—	0.60%
American Funds Growth-Income Fund	0.25%	0.25%	0.04%	—	0.54%	—	0.54%
Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio — Class B	0.07%	0.25%	0.01%	0.64%	0.97%	—	0.97%
Brighthouse Small Cap Value Portfolio — Class B	0.74%	0.25%	0.03%	0.06%	1.08%	0.02%	1.06%
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B	0.91%	0.25%	0.09%	—	1.25%	0.10%	1.15%
Brighthouse/Wellington Large Cap Research Portfolio — Class E	0.55%	0.15%	0.02%	—	0.72%	0.04%	0.68%
CBRE Global Real Estate Portfolio — Class A	0.61%	—	0.05%	—	0.66%	0.04%	0.62%
Harris Oakmark International Portfolio — Class A	0.77%	—	0.04%	—	0.81%	0.05%	0.76%
Invesco Global Equity Portfolio — Class B	0.66%	0.25%	0.04%	—	0.95%	0.13%	0.82%
Invesco Small Cap Growth Portfolio — Class A	0.85%	—	0.03%	—	0.88%	0.08%	0.80%
JPMorgan Small Cap Value Portfolio — Class A	0.78%	—	0.07%	—	0.85%	0.10%	0.75%
Loomis Sayles Growth Portfolio — Class A	0.55%	—	0.01%	—	0.56%	—	0.56%
MFS® Research International Portfolio — Class B††	0.69%	0.25%	0.05%	—	0.99%	0.10%	0.89%
Morgan Stanley Discovery Portfolio — Class B††	0.63%	0.25%	0.03%	—	0.91%	0.04%	0.87%
PIMCO Inflation Protected Bond Portfolio — Class A	0.48%	—	0.05%	—	0.53%	—	0.53%
PIMCO Total Return Portfolio — Class B	0.48%	0.25%	0.02%	—	0.75%	0.03%	0.72%
T. Rowe Price Large Cap Value Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.06%	0.78%
T. Rowe Price Large Cap Value Portfolio — Class E††	0.57%	0.15%	0.02%	—	0.74%	0.06%	0.68%
Victory Sycamore Mid Cap Value Portfolio — Class B	0.65%	0.25%	0.03%	—	0.93%	0.09%	0.84%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class E	0.33%	0.15%	0.04%	—	0.52%	—	0.52%
BlackRock Capital Appreciation Portfolio — Class A	0.69%	—	0.02%	—	0.71%	0.09%	0.62%
BlackRock Ultra-Short Term Bond Portfolio — Class E	0.35%	0.15%	0.03%	—	0.53%	0.02%	0.51%
Brighthouse Asset Allocation 20 Portfolio — Class B	0.10%	0.25%	0.03%	0.50%	0.88%	0.03%	0.85%
Brighthouse Asset Allocation 40 Portfolio — Class B	0.06%	0.25%	—	0.54%	0.85%	—	0.85%
Brighthouse Asset Allocation 60 Portfolio — Class B	0.05%	0.25%	—	0.58%	0.88%	—	0.88%
Brighthouse Asset Allocation 80 Portfolio — Class B	0.05%	0.25%	0.01%	0.61%	0.92%	—	0.92%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A††	0.70%	—	0.02%	—	0.72%	0.12%	0.60%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B	0.70%	0.25%	0.02%	—	0.97%	0.12%	0.85%
Frontier Mid Cap Growth Portfolio — Class D	0.70%	0.10%	0.03%	—	0.83%	0.03%	0.80%
Jennison Growth Portfolio — Class A††	0.59%	—	0.02%	—	0.61%	0.08%	0.53%
MetLife Stock Index Portfolio — Class B	0.25%	0.25%	0.02%	—	0.52%	0.01%	0.51%
MFS® Total Return Portfolio — Class F	0.56%	0.20%	0.06%	—	0.82%	0.03%	0.79%
MFS® Value Portfolio — Class A	0.61%	—	0.02%	—	0.63%	0.06%	0.57%
4

Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Neuberger Berman Genesis Portfolio — Class B	0.81%	0.25%	0.03%	—	1.09%	0.06%	1.03%
T. Rowe Price Large Cap Growth Portfolio — Class B††	0.60%	0.25%	0.02%	—	0.87%	0.05%	0.82%
Western Asset Management Strategic Bond Opportunities Portfolio — Class A††	0.57%	—	0.03%	—	0.60%	0.06%	0.54%
Western Asset Management Strategic Bond Opportunities Portfolio — Class B	0.57%	0.25%	0.03%	—	0.85%	0.06%	0.79%
Fidelity® Variable Insurance Products
Contrafund® Portfolio — Service Class	0.52%	0.10%	0.08%	—	0.70%	—	0.70%
Mid Cap Portfolio — Service Class 2	0.53%	0.25%	0.08%	—	0.86%	—	0.86%
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Income VIP Fund	0.46%	0.25%	0.01%	—	0.72%	—	0.72%
Franklin Small-Mid Cap Growth VIP Fund††	0.78%	0.25%	0.05%	—	1.08%	—	1.08%
Templeton Foreign VIP Fund	0.81%	0.25%	0.05%	0.01%	1.12%	0.01%	1.11%
Janus Aspen Series — Service Shares
Janus Henderson Enterprise Portfolio	0.64%	0.25%	0.07%	—	0.96%	—	0.96%
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Appreciation Portfolio — Class I	0.69%	—	0.03%	—	0.72%	—	0.72%
ClearBridge Variable Dividend Strategy Portfolio — Class I††	0.70%	—	0.05%	—	0.75%	—	0.75%
ClearBridge Variable Dividend Strategy Portfolio — Class II	0.70%	0.25%	0.04%	—	0.99%	—	0.99%
ClearBridge Variable Large Cap Growth Portfolio — Class I††	0.70%	—	0.05%	—	0.75%	—	0.75%
ClearBridge Variable Large Cap Value Portfolio — Class I	0.65%	—	0.06%	—	0.71%	—	0.71%
ClearBridge Variable Mid Cap Portfolio — Class I	0.75%	—	0.07%	—	0.82%	—	0.82%
ClearBridge Variable Small Cap Growth Portfolio — Class I††	0.75%	—	0.05%	—	0.80%	—	0.80%
Legg Mason Partners Variable Income Trust — Class I
Western Asset Core Plus VIT Portfolio	0.45%	—	0.08%	—	0.53%	—	0.53%

††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 29, 2023. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.
Certain Underlying Funds that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
5

The Annuity Contract

Contract Owner Inquiries
The contact information for the offices that administer your contract is as follows: Please direct your requests and elections under your Contract, and inquiries about your Contract, to Us as directed below. A request or election sent to an address other than the appropriate address provided below may be returned or there may be a delay in processing the request or election.
All Contracts except those listed below	For all Requests and Elections (Including Payments)
Brighthouse Life Insurance Company
P.O. Box 305075
Nashville, TN 37230-5075
Telephone: (888) 243-1932
Fax: Brighthouse Policy Holder Services, (877) 246-8424
Effective May 31, 2022, for Contracts currently receiving annuity payments	For General Servicing Requests and Communications
Brighthouse Life Insurance Company
Attn: Pano 2
P.O. Box 305073
Nashville, TN 37230-5073
Telephone: (888) 243-1932
Fax: (877) 245-2964
For Claims Related Communications
Brighthouse Life Insurance Company
Attn: Pano 2
P.O. Box 305074
Nashville, TN 37230-5074
Telephone: (888) 243-1932
Fax: (877) 245-2964
If:
1. You purchased a Guaranteed Minimum Accumulation Benefit (GMAB) rider with your contract,
2. Your contract currently has or had an active loan initiated any time on or before April 10, 2011, or
3. As the designated beneficiary on the contract, you elected, on or after April 10, 2011, to continue the contract in your own name after the death of the original owner or annuitant.	For Payments
Brighthouse Life Insurance Company
P.O. Box 70247
Philadelphia, PA 19176-0247
For all Other Requests and Elections
Brighthouse Life Insurance Company
P.O. Box 7104
Troy, MI 48007-7104
Telephone: 833-208-3018
Fax: 877-319-2495

The Variable Funding Options
Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund’s investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling Us at the phone number listed in the Contract Owners Inquiries section or through your registered representative. You should read the prospectuses for the Underlying Funds carefully. We do not guarantee the investment results of the Underlying Funds.
The current Underlying Funds are listed below, along with their investment adviser and any subadviser:
6

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Small Cap Value Portfolio — Class B	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Wellington Large Cap Research Portfolio — Class E	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
CBRE Global Real Estate Portfolio — Class A	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC
Harris Oakmark International Portfolio — Class A	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Global Equity Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value Portfolio — Class A	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS® Research International Portfolio — Class B††	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio — Class B††	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PIMCO Inflation Protected Bond Portfolio — Class A	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
7

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
PIMCO Total Return Portfolio — Class B	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
T. Rowe Price Large Cap Value Portfolio — Class B	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Large Cap Value Portfolio — Class E††	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio — Class B	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class E	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio — Class E	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio — Class B	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio — Class B	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio — Class B	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A††	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio — Class D	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio — Class A††	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
8

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
MetLife Stock Index Portfolio — Class B	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC
MFS® Total Return Portfolio — Class F	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS® Value Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio — Class B	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio — Class B††	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio — Class A††	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC
Western Asset Management Strategic Bond Opportunities Portfolio — Class B	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC
Fidelity® Variable Insurance Products
Contrafund® Portfolio — Service Class	Seeks long-term capital appreciation.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Income VIP Fund	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Small-Mid Cap Growth VIP Fund††	Seeks long-term capital growth.	Franklin Advisers, Inc.
Templeton Foreign VIP Fund	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Janus Aspen Series — Service Shares
Janus Henderson Enterprise Portfolio	Seeks long-term growth of capital.	Janus Henderson Investors US LLC
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Appreciation Portfolio — Class I	Seeks long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
9

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
ClearBridge Variable Dividend Strategy Portfolio — Class I††	Seeks dividend income, growth of dividend income and long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Dividend Strategy Portfolio — Class II	Seeks dividend income, growth of dividend income and long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Growth Portfolio — Class I††	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Value Portfolio — Class I	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Mid Cap Portfolio — Class I	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth Portfolio — Class I††	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
Legg Mason Partners Variable Income Trust — Class I
Western Asset Core Plus VIT Portfolio	Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.	Legg Mason Partners Fund Advisor, LLC
Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd; Western Asset Management Company Pte. Ltd.

††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
Certain Variable Funding Options may have been subject to change. Please see “Appendix A – Additional Information Regarding Underlying Funds" for more information.
Transfers

Restrictions on Transfers
Restrictions on Frequent Transfers. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Underlying Fund under the contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
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We monitor transfer activity in the following “Monitored Portfolios” for purposes of imposing our restrictions on frequent transfers.  In addition, we monitor transfer activity in all other Funds of the American Funds Insurance Series® available under your Contract.
American Funds Global Growth Fund
Brighthouse Small Cap Value Portfolio
Brighthouse/abrdn Emerging Markets Equity Portfolio
CBRE Global Real Estate Portfolio
Harris Oakmark International Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
JPMorgan Small Cap Value Portfolio
Neuberger Berman Genesis Portfolio
Templeton Foreign VIP Fund
Western Asset Core Plus VIT Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Other Information

Vintage 3SM is a service mark of Morgan Stanley Smith Barney Holdings LLC and its Affiliates and is used under license by Brighthouse Life Insurance Company and its Affiliates.
The Insurance Company
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Cybersecurity and Certain Business Continuity Risks
Our variable annuity contract business is largely conducted through complex digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, a cyber-attack could have a material, negative impact on the Company and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cyber-attack at a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Cyber-attacks can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; phishing attacks; account takeover attempts; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Disruptions or failures may also result from unintentional causes, such as market events that trigger a surge of activity that overloads current information technology and communication systems. Other disruptive events, including (but not limited to) natural disasters, military actions, and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cyber-attacks, disruptions or failures to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Owner or business information; or impede order processing or cause other operational issues.  Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our
11

service providers or the Underlying Funds will avoid losses affecting your contract due to cyber-attacks, disruptions or failures in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Underlying Funds invest.
COVID-19 and Market Conditions
The COVID-19 pandemic has at times resulted in or contributed to significant financial market volatility, travel restrictions and disruptions, quarantines, an uncertain interest rate environment, elevated inflation, global business, supply chain, and employment disruptions affecting companies across various industries, government and central bank interventions, wide-ranging changes in consumer behavior, as well as general concern and uncertainty that has negatively affected the economic environment. At this time, it continues to not be possible to estimate (i) the severity or duration of the pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19, or (ii) the efficacy or utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It likewise remains not possible to predict or estimate the longer-term effects of the pandemic, or any actions taken to contain or address the pandemic, on our business and financial condition, the financial markets, and economy at large. The Company has implemented risk management and contingency plans, and continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be material to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic and market conditions could have a negative impact on returns of the Underlying Funds in which the Separate Account invests. Depending on market conditions and your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Financial Statements
The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.
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Appendix A

Additional Information Regarding Underlying Funds
The Underlying Funds listed below were subject to a name change. The chart below identifies the former name and new name of these Underlying Funds.
Underlying Fund Name Changes
Former Name	New Name
Brighthouse Funds Trust I	Brighthouse Funds Trust I
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	Brighthouse/abrdn Emerging Markets Equity Portfolio
Brighthouse Funds Trust I	Brighthouse Funds Trust I
Clarion Global Real Estate Portfolio	CBRE Global Real Estate Portfolio
A-1

Portfolio Architect 3 Variable Annuity
issued by
Brighthouse Life Insurance Company
Brighthouse Separate Account Eleven for Variable Annuities
Supplement Dated April 29, 2022
to the Prospectus Dated May 1, 2010
This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect 3 Variable Annuity (the “Contract”) issued by Brighthouse Life Insurance Company (“We”, “Us”, or “the Company”). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.
You can choose to have your premium (“Purchase Payments”) accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A
Brighthouse Asset Allocation 100 Portfolio — Class B
Brighthouse Small Cap Value Portfolio — Class B
Brighthouse/Wellington Large Cap Research Portfolio — Class E
CBRE Global Real Estate Portfolio — Class A
Harris Oakmark International Portfolio — Class A
Invesco Comstock Portfolio — Class B
Invesco Global Equity Portfolio — Class B
Invesco Small Cap Growth Portfolio — Class A
JPMorgan Small Cap Value Portfolio — Class A
Loomis Sayles Growth Portfolio — Class A
PIMCO Inflation Protected Bond Portfolio — Class A
PIMCO Total Return Portfolio — Class B
T. Rowe Price Large Cap Value Portfolio — Class B
Victory Sycamore Mid Cap Value Portfolio — Class B
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A
BlackRock Capital Appreciation Portfolio — Class A
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse Asset Allocation 20 Portfolio — Class B
Brighthouse Asset Allocation 40 Portfolio — Class B
Brighthouse Asset Allocation 60 Portfolio — Class B
Brighthouse Asset Allocation 80 Portfolio — Class B
Brighthouse/Wellington Balanced Portfolio — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Frontier Mid Cap Growth Portfolio — Class D
MetLife Stock Index Portfolio — Class B
MFS® Total Return Portfolio — Class F
MFS® Value Portfolio — Class A
Neuberger Berman Genesis Portfolio — Class B
T. Rowe Price Large Cap Growth Portfolio — Class B
T. Rowe Price Small Cap Growth Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Western Asset Management U.S. Government Portfolio — Class A
Fidelity® Variable Insurance Products — Service Class 2
Contrafund® Portfolio
Mid Cap Portfolio
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Foreign VIP Fund
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Appreciation Portfolio
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Large Cap Value Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund

Certain Variable Funding Options may have been subject to change. Please see “Appendix A – Additional Information Regarding Underlying Funds" for more information.
The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
1

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see “Charges and Deductions — Premium Tax”) or other taxes, which may be applicable.
Contract Owner Transaction Expenses
Withdrawal Charge	6% (1)
(as a percentage of the Purchase Payments withdrawn)
Transfer Charge	$10 (2)
(assessed on transfers that exceed 12 per year)
Variable Liquidity Benefit Charge	6% (3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate The Annuity Payments.)
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.
Contract Administrative Charges
Annual Contract Administrative Charge	$30 (4)

(1)	The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows

Years Since Purchase Payment Made		Withdrawal Charge
Greater than or Equal to	But less than
0 years	1 year	6%
1 year	2 years	5%
2 years	3 years	4%
3 + years		0%
(2)	We do not currently assess the transfer charge.
(3)	This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:

Years Since Initial Purchase Payment		Withdrawal Charge
Greater than or Equal to	But less than
0 years	1 year	6%
1 year	2 years	5%
2 years	3 years	4%
3 + years		0%
(4)	We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.
Annual Separate Account Charges:
(as a percentage of the average daily net assets of the Separate Account)
We will assess a minimum mortality and expense risk charge (“M&E”) of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset)
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for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the optional features you select:
Mortality and Expense Risk Charge	1.70% (5)
Administrative Expense Charge	0.15%
Total Annual Separate Account Charges with No Optional Features Selected	1.85%
Optional E.S.P. Charge	0.20%
Total Annual Separate Account Charges with E.S.P. Only Selected	2.05%
Optional GMWB I Charge (maximum upon reset)	1.00% (6)
Optional GMWB II Charge (maximum upon reset)	1.00% (6)
Optional GMWB III Charge	0.25%
Total Annual Separate Account Charges with GMWB I Only Selected	2.85%
Total Annual Separate Account Charges with GMWB II Only Selected	2.85%
Total Annual Separate Account Charges with GMWB III Only Selected	2.10%
Total Annual Separate Account Charges with E.S.P. and GMWB I Selected	3.05%
Total Annual Separate Account Charges with E.S.P. and GMWB II Selected	3.05%
Total Annual Separate Account Charges with E.S.P. and GMWB III Selected	2.30%

(5)	We are waiving the following amounts of the Mortality and Expense Risk charge: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio — Class A; 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio — Class A; an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio — Class A; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio — Class A; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio — Class A; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio — Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS® Research International Portfolio — Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Victory Sycamore Mid Cap Value Portfolio— Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio — Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio — Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Invesco Global Equity Portfolio — Class B; and an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio — Class B.
(6)	The current charges for the available GMWB riders with a reset feature (see “Living Benefits”) are 0.40% for GMWB I and 0.50% for GMWB II.
Underlying Fund Expenses as of December 31, 2021 (unless otherwise indicated):
The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund’s management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling Us at the phone number listed in the Contract Owners Inquiries section.
Minimum and Maximum Total Annual Underlying Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.37%	1.29%
Underlying Fund Fees and Expenses as of December 31, 2021
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.
3

Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	0.48%	0.25%	0.05%	—	0.78%	0.11%	0.67%
American Funds Growth Fund	0.31%	0.25%	0.04%	—	0.60%	—	0.60%
American Funds Growth-Income Fund	0.25%	0.25%	0.04%	—	0.54%	—	0.54%
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A	0.60%	—	0.06%	—	0.66%	0.02%	0.64%
Brighthouse Asset Allocation 100 Portfolio — Class B	0.07%	0.25%	0.01%	0.64%	0.97%	—	0.97%
Brighthouse Small Cap Value Portfolio — Class B	0.74%	0.25%	0.03%	0.06%	1.08%	0.02%	1.06%
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class A††	0.91%	—	0.09%	—	1.00%	0.10%	0.90%
Brighthouse/Wellington Large Cap Research Portfolio — Class E	0.55%	0.15%	0.02%	—	0.72%	0.04%	0.68%
CBRE Global Real Estate Portfolio — Class A	0.61%	—	0.05%	—	0.66%	0.04%	0.62%
Harris Oakmark International Portfolio — Class A	0.77%	—	0.04%	—	0.81%	0.05%	0.76%
Invesco Comstock Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
Invesco Global Equity Portfolio — Class B	0.66%	0.25%	0.04%	—	0.95%	0.13%	0.82%
Invesco Small Cap Growth Portfolio — Class A	0.85%	—	0.03%	—	0.88%	0.08%	0.80%
JPMorgan Small Cap Value Portfolio — Class A	0.78%	—	0.07%	—	0.85%	0.10%	0.75%
Loomis Sayles Growth Portfolio — Class A	0.55%	—	0.01%	—	0.56%	—	0.56%
MFS® Research International Portfolio — Class B††	0.69%	0.25%	0.05%	—	0.99%	0.10%	0.89%
Morgan Stanley Discovery Portfolio — Class B††	0.63%	0.25%	0.03%	—	0.91%	0.04%	0.87%
PIMCO Inflation Protected Bond Portfolio — Class A	0.48%	—	0.05%	—	0.53%	—	0.53%
PIMCO Total Return Portfolio — Class B	0.48%	0.25%	0.02%	—	0.75%	0.03%	0.72%
T. Rowe Price Large Cap Value Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.06%	0.78%
T. Rowe Price Large Cap Value Portfolio — Class E††	0.57%	0.15%	0.02%	—	0.74%	0.06%	0.68%
Victory Sycamore Mid Cap Value Portfolio — Class B	0.65%	0.25%	0.03%	—	0.93%	0.09%	0.84%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	0.33%	—	0.04%	—	0.37%	—	0.37%
BlackRock Capital Appreciation Portfolio — Class A	0.69%	—	0.02%	—	0.71%	0.09%	0.62%
BlackRock Ultra-Short Term Bond Portfolio — Class A	0.35%	—	0.03%	—	0.38%	0.02%	0.36%
Brighthouse Asset Allocation 20 Portfolio — Class B	0.10%	0.25%	0.03%	0.50%	0.88%	0.03%	0.85%
Brighthouse Asset Allocation 40 Portfolio — Class B	0.06%	0.25%	—	0.54%	0.85%	—	0.85%
Brighthouse Asset Allocation 60 Portfolio — Class B	0.05%	0.25%	—	0.58%	0.88%	—	0.88%
Brighthouse Asset Allocation 80 Portfolio — Class B	0.05%	0.25%	0.01%	0.61%	0.92%	—	0.92%
Brighthouse/Wellington Balanced Portfolio — Class A	0.45%	—	0.06%	—	0.51%	—	0.51%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	0.70%	—	0.02%	—	0.72%	0.12%	0.60%
Frontier Mid Cap Growth Portfolio — Class D	0.70%	0.10%	0.03%	—	0.83%	0.03%	0.80%
4

Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
MetLife Stock Index Portfolio — Class B	0.25%	0.25%	0.02%	—	0.52%	0.01%	0.51%
MFS® Total Return Portfolio — Class F	0.56%	0.20%	0.06%	—	0.82%	0.03%	0.79%
MFS® Value Portfolio — Class A	0.61%	—	0.02%	—	0.63%	0.06%	0.57%
Neuberger Berman Genesis Portfolio — Class A††	0.81%	—	0.03%	—	0.84%	0.06%	0.78%
Neuberger Berman Genesis Portfolio — Class B	0.81%	0.25%	0.03%	—	1.09%	0.06%	1.03%
T. Rowe Price Large Cap Growth Portfolio — Class B	0.60%	0.25%	0.02%	—	0.87%	0.05%	0.82%
T. Rowe Price Small Cap Growth Portfolio — Class B	0.47%	0.25%	0.02%	—	0.74%	—	0.74%
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	0.57%	—	0.03%	—	0.60%	0.06%	0.54%
Western Asset Management U.S. Government Portfolio — Class A	0.48%	—	0.03%	—	0.51%	0.03%	0.48%
Fidelity® Variable Insurance Products — Service Class 2
Contrafund® Portfolio	0.52%	0.25%	0.08%	—	0.85%	—	0.85%
Dynamic Capital Appreciation Portfolio††	0.52%	0.25%	0.14%	—	0.91%	—	0.91%
Mid Cap Portfolio	0.53%	0.25%	0.08%	—	0.86%	—	0.86%
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Foreign VIP Fund	0.81%	0.25%	0.05%	0.01%	1.12%	0.01%	1.11%
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Appreciation Portfolio	0.69%	—	0.03%	—	0.72%	—	0.72%
ClearBridge Variable Large Cap Growth Portfolio	0.70%	—	0.05%	—	0.75%	—	0.75%
ClearBridge Variable Large Cap Value Portfolio	0.65%	—	0.06%	—	0.71%	—	0.71%
ClearBridge Variable Small Cap Growth Portfolio	0.75%	—	0.05%	—	0.80%	—	0.80%
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund	0.65%	—	0.64%	—	1.29%	0.40%	0.89%

††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 29, 2023. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.
Certain Underlying Funds that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
5

The Annuity Contract

Contract Owner Inquiries
The contact information for the offices that administer your contract is as follows: Please direct your requests and elections under your Contract, and inquiries about your Contract, to Us as directed below. A request or election sent to an address other than the appropriate address provided below may be returned or there may be a delay in processing the request or election.
All Contracts except those listed below	For all Requests and Elections (Including Payments)
Brighthouse Life Insurance Company
P.O. Box 305075
Nashville, TN 37230-5075
Telephone: (888) 243-1932
Fax: Brighthouse Policy Holder Services, (877) 246-8424
Effective May 31, 2022, for Contracts currently receiving annuity payments	For General Servicing Requests and Communications
Brighthouse Life Insurance Company
Attn: Pano 2
P.O. Box 305073
Nashville, TN 37230-5073
Telephone: (888) 243-1932
Fax: (877) 245-2964
For Claims Related Communications
Brighthouse Life Insurance Company
Attn: Pano 2
P.O. Box 305074
Nashville, TN 37230-5074
Telephone: (888) 243-1932
Fax: (877) 245-2964
If:
1. You purchased a Guaranteed Minimum Accumulation Benefit (GMAB) rider with your contract,
2. Your contract currently has or had an active loan initiated any time on or before April 10, 2011, or
3. As the designated beneficiary on the contract, you elected, on or after April 10, 2011, to continue the contract in your own name after the death of the original owner or annuitant.	For Payments
Brighthouse Life Insurance Company
P.O. Box 70247
Philadelphia, PA 19176-0247
For all Other Requests and Elections
Brighthouse Life Insurance Company
P.O. Box 7104
Troy, MI 48007-7104
Telephone: 833-208-3018
Fax: 877-319-2495

The Variable Funding Options
Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund’s investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling Us at the phone number listed in the Contract Owners Inquiries section or through your registered representative. You should read the prospectuses for the Underlying Funds carefully. We do not guarantee the investment results of the Underlying Funds.
The current Underlying Funds are listed below, along with their investment adviser and any subadviser:
6

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Small Cap Value Portfolio — Class B	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class A††	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Wellington Large Cap Research Portfolio — Class E	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
CBRE Global Real Estate Portfolio — Class A	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC
Harris Oakmark International Portfolio — Class A	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio — Class B	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value Portfolio — Class A	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS® Research International Portfolio — Class B††	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio — Class B††	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
7

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
PIMCO Inflation Protected Bond Portfolio — Class A	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio — Class B	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
T. Rowe Price Large Cap Value Portfolio — Class B	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Large Cap Value Portfolio — Class E††	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio — Class B	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio — Class A	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio — Class B	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio — Class B	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio — Class B	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Wellington Balanced Portfolio — Class A	Seeks long-term capital appreciation with some current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio — Class D	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
8

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
MetLife Stock Index Portfolio — Class B	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC
MFS® Total Return Portfolio — Class F	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS® Value Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio — Class A††	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
Neuberger Berman Genesis Portfolio — Class B	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio — Class B	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC
Western Asset Management U.S. Government Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC
Fidelity® Variable Insurance Products — Service Class 2
Contrafund® Portfolio	Seeks long-term capital appreciation.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Dynamic Capital Appreciation Portfolio††	Seeks capital appreciation.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Mid Cap Portfolio	Seeks long-term growth of capital.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Foreign VIP Fund	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Appreciation Portfolio	Seeks long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
9

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
ClearBridge Variable Large Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Value Portfolio	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund	Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index.	1919 Investment Counsel, LLC

††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
Certain Variable Funding Options may have been subject to change. Please see “Appendix A – Additional Information Regarding Underlying Funds" for more information.
Transfers

Restrictions on Transfers
Restrictions on Frequent Transfers. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Underlying Fund under the contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
We monitor transfer activity in the following “Monitored Portfolios” for purposes of imposing our restrictions on frequent transfers.  In addition, we monitor transfer activity in all other Funds of the American Funds Insurance Series® available under your Contract.
American Funds Global Growth Fund
BlackRock High Yield Portfolio
Brighthouse Small Cap Value Portfolio
CBRE Global Real Estate Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Harris Oakmark International Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
JPMorgan Small Cap Value Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Small Cap Growth Portfolio
Templeton Foreign VIP Fund
Western Asset Management Strategic Bond Opportunities Portfolio
10

Other Information

The Insurance Company
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Cybersecurity and Certain Business Continuity Risks
Our variable annuity contract business is largely conducted through complex digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, a cyber-attack could have a material, negative impact on the Company and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cyber-attack at a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Cyber-attacks can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; phishing attacks; account takeover attempts; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Disruptions or failures may also result from unintentional causes, such as market events that trigger a surge of activity that overloads current information technology and communication systems. Other disruptive events, including (but not limited to) natural disasters, military actions, and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cyber-attacks, disruptions or failures to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Owner or business information; or impede order processing or cause other operational issues.  Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Underlying Funds will avoid losses affecting your contract due to cyber-attacks, disruptions or failures in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Underlying Funds invest.
COVID-19 and Market Conditions
The COVID-19 pandemic has at times resulted in or contributed to significant financial market volatility, travel restrictions and disruptions, quarantines, an uncertain interest rate environment, elevated inflation, global business, supply chain, and employment disruptions affecting companies across various industries, government and central bank interventions, wide-ranging changes in consumer behavior, as well as general concern and uncertainty that has negatively affected the economic environment. At this time, it continues to not be possible to estimate (i) the severity or duration of the pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19, or (ii) the efficacy or utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It likewise remains not possible to predict or estimate the longer-term effects of the pandemic, or any actions taken to contain or address the pandemic, on our business and financial condition, the financial markets, and economy at large. The Company has implemented risk management and contingency plans, and continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can
11

be no assurance that any future impact from the COVID-19 pandemic will not be material to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic and market conditions could have a negative impact on returns of the Underlying Funds in which the Separate Account invests. Depending on market conditions and your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Financial Statements
The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.
12

Appendix A

Additional Information Regarding Underlying Funds
The Underlying Fund listed below was subject to a name change. The chart below identifies the former name and new name of the Underlying Fund.
Underlying Fund Name Change
Former Name	New Name
Brighthouse Funds Trust I	Brighthouse Funds Trust I
Clarion Global Real Estate Portfolio	CBRE Global Real Estate Portfolio
A-1

Portfolio Architect L Variable Annuity
issued by
Brighthouse Life Insurance Company
Brighthouse Separate Account Eleven for Variable Annuities
Supplement Dated April 29, 2022
to the Prospectus Dated May 1, 2010
This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect L Variable Annuity (the “Contract”) issued by Brighthouse Life Insurance Company (“We”, “Us”, or “the Company”). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.
You can choose to have your premium (“Purchase Payments”) accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A
Brighthouse Asset Allocation 100 Portfolio — Class B
Brighthouse Small Cap Value Portfolio — Class B
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B
Brighthouse/Wellington Large Cap Research Portfolio — Class E
CBRE Global Real Estate Portfolio — Class A
Harris Oakmark International Portfolio — Class A
Invesco Comstock Portfolio — Class B
Invesco Global Equity Portfolio — Class B
Invesco Small Cap Growth Portfolio — Class A
JPMorgan Small Cap Value Portfolio — Class A
Loomis Sayles Growth Portfolio — Class A
PIMCO Inflation Protected Bond Portfolio — Class A
PIMCO Total Return Portfolio — Class B
T. Rowe Price Large Cap Value Portfolio — Class B
Victory Sycamore Mid Cap Value Portfolio — Class B
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A
BlackRock Capital Appreciation Portfolio — Class A
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse Asset Allocation 20 Portfolio — Class B
Brighthouse Asset Allocation 40 Portfolio — Class B
Brighthouse Asset Allocation 60 Portfolio — Class B
Brighthouse Asset Allocation 80 Portfolio — Class B
Brighthouse/Wellington Balanced Portfolio — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Frontier Mid Cap Growth Portfolio — Class D
MetLife Stock Index Portfolio — Class B
MFS® Total Return Portfolio — Class F
MFS® Value Portfolio — Class A
Neuberger Berman Genesis Portfolio — Class B
T. Rowe Price Large Cap Growth Portfolio — Class B
T. Rowe Price Small Cap Growth Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Western Asset Management U.S. Government Portfolio — Class A
Fidelity® Variable Insurance Products — Service Class 2
Contrafund® Portfolio
Mid Cap Portfolio
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Foreign VIP Fund
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Appreciation Portfolio
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Large Cap Value Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund

Certain Variable Funding Options may have been subject to change. Please see “Appendix A – Additional Information Regarding Underlying Funds" for more information.
The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
1

FEE Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see “Charges and Deductions — Premium Tax”) or other taxes, which may be applicable.
Contract Owner Transaction Expenses
Withdrawal Charge	6% (1)
(as a percentage of the Purchase Payments withdrawn)
Transfer Charge	$10 (2)
(assessed on transfers that exceed 12 per year)
Variable Liquidity Benefit Charge	6% (3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.
Contract Administrative Charges
Annual Contract Administrative Charge	$30 (4)

(1)	The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

Years Since Purchase Payment Made		Withdrawal Charge
Greater than or Equal to	But less than
0 years	1 year	6%
1 year	2 years	5%
2 years	3 years	4%
3 years	4 years	3%
4+ years		0%
(2)	We do not currently assess the transfer charge.
(3)	This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

Years Since Initial Purchase Payment		Withdrawal Charge
Greater than or Equal to	But less than
0 years	1 year	6%
1 year	2 years	5%
2 years	3 years	4%
3 years	4 years	3%
4+ years		0%
We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.
Annual Separate Account Charges:
(as a percentage of the average daily net assets of the Separate Account)
We will assess a minimum mortality and expense risk charge (“M&E”) of 1.60% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB
2

Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:
	Deferred Annual Step Up Death Benefit ‘Standard’	Annual Step Up Death Benefit	Roll-Up Death Benefit
Mortality and Expense Risk Charge	1.60% (5)	1.70% (5)	1.90% (5)
Administrative Expense Charge	0.15%	0.15%	0.15%
Total Annual Separate Account Charges with No Optional Features Selected	1.75%	1.85%	2.05%
Optional E.S.P. Charge	0.20%	0.20%	0.20%
Total Annual Separate Account Charges with E.S.P. Only Selected	1.95%	2.05%	2.25%
Optional GMAB Charge	0.50%	0.50%	0.50%
Total Annual Separate Account Charges with GMAB Only Selected	2.25%	2.35%	2.55%
Total Annual Separate Account Charges with E.S.P. and GMAB Selected(6)	2.45%	2.55%	2.75%
Optional GMWB I Charge (maximum upon reset)	1.00% (7)	1.00% (7)	1.00% (7)
Optional GMWB II Charge (maximum upon reset)	1.00% (7)	1.00% (7)	1.00% (7)
Optional GMWB III Charge	0.25%	0.25%	0.25%
Total Annual Separate Account Charges with GMWB I Only Selected	2.75%	2.85%	3.05%
Total Annual Separate Account Charges with GMWB II Only Selected	2.75%	2.85%	3.05%
Total Annual Separate Account Charges with GMWB III Only Selected	2.00%	2.10%	2.30%
Total Annual Separate Account Charges with E.S.P. and GMWB I Selected	2.95%	3.05%	3.25%
Total Annual Separate Account Charges with E.S.P. and GMWB II Selected	2.95%	3.05%	3.25%
Total Annual Separate Account Charges with E.S.P. and GMWB III Selected	2.20%	2.30%	2.50%

(5)	We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS® Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Victory Sycamore Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Invesco Global Equity Portfolio.
(6)	GMAB and GMWB cannot both be elected.
(7)	The current charges for the available GMWB riders with a reset feature (see “Living Benefits”) are 0.40% for GMWB I and 0.50% for GMWB II.
Underlying Fund Expenses as of December 31, 2021 (unless otherwise indicated):
The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund’s management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling Us at the phone number listed in the Contract Owners Inquiries section.
3

Minimum and Maximum Total Annual Underlying Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.37%	1.29%
Underlying Fund Fees and Expenses as of December 31, 2021
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.
Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	0.48%	0.25%	0.05%	—	0.78%	0.11%	0.67%
American Funds Growth Fund	0.31%	0.25%	0.04%	—	0.60%	—	0.60%
American Funds Growth-Income Fund	0.25%	0.25%	0.04%	—	0.54%	—	0.54%
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A	0.60%	—	0.06%	—	0.66%	0.02%	0.64%
Brighthouse Asset Allocation 100 Portfolio — Class B	0.07%	0.25%	0.01%	0.64%	0.97%	—	0.97%
Brighthouse Small Cap Value Portfolio — Class B	0.74%	0.25%	0.03%	0.06%	1.08%	0.02%	1.06%
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B	0.91%	0.25%	0.09%	—	1.25%	0.10%	1.15%
Brighthouse/Wellington Large Cap Research Portfolio — Class E	0.55%	0.15%	0.02%	—	0.72%	0.04%	0.68%
CBRE Global Real Estate Portfolio — Class A	0.61%	—	0.05%	—	0.66%	0.04%	0.62%
Harris Oakmark International Portfolio — Class A	0.77%	—	0.04%	—	0.81%	0.05%	0.76%
Invesco Comstock Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
Invesco Global Equity Portfolio — Class B	0.66%	0.25%	0.04%	—	0.95%	0.13%	0.82%
Invesco Small Cap Growth Portfolio — Class A	0.85%	—	0.03%	—	0.88%	0.08%	0.80%
JPMorgan Small Cap Value Portfolio — Class A	0.78%	—	0.07%	—	0.85%	0.10%	0.75%
Loomis Sayles Growth Portfolio — Class A	0.55%	—	0.01%	—	0.56%	—	0.56%
MFS® Research International Portfolio — Class B††	0.69%	0.25%	0.05%	—	0.99%	0.10%	0.89%
PIMCO Inflation Protected Bond Portfolio — Class A	0.48%	—	0.05%	—	0.53%	—	0.53%
PIMCO Total Return Portfolio — Class B	0.48%	0.25%	0.02%	—	0.75%	0.03%	0.72%
T. Rowe Price Large Cap Value Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.06%	0.78%
T. Rowe Price Large Cap Value Portfolio — Class E††	0.57%	0.15%	0.02%	—	0.74%	0.06%	0.68%
Victory Sycamore Mid Cap Value Portfolio — Class B	0.65%	0.25%	0.03%	—	0.93%	0.09%	0.84%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	0.33%	—	0.04%	—	0.37%	—	0.37%
BlackRock Capital Appreciation Portfolio — Class A	0.69%	—	0.02%	—	0.71%	0.09%	0.62%
BlackRock Ultra-Short Term Bond Portfolio — Class A	0.35%	—	0.03%	—	0.38%	0.02%	0.36%
Brighthouse Asset Allocation 20 Portfolio — Class B	0.10%	0.25%	0.03%	0.50%	0.88%	0.03%	0.85%
4

Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Brighthouse Asset Allocation 40 Portfolio — Class B	0.06%	0.25%	—	0.54%	0.85%	—	0.85%
Brighthouse Asset Allocation 60 Portfolio — Class B	0.05%	0.25%	—	0.58%	0.88%	—	0.88%
Brighthouse Asset Allocation 80 Portfolio — Class B	0.05%	0.25%	0.01%	0.61%	0.92%	—	0.92%
Brighthouse/Wellington Balanced Portfolio — Class A	0.45%	—	0.06%	—	0.51%	—	0.51%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	0.70%	—	0.02%	—	0.72%	0.12%	0.60%
Frontier Mid Cap Growth Portfolio — Class D	0.70%	0.10%	0.03%	—	0.83%	0.03%	0.80%
MetLife Stock Index Portfolio — Class B	0.25%	0.25%	0.02%	—	0.52%	0.01%	0.51%
MFS® Total Return Portfolio — Class F	0.56%	0.20%	0.06%	—	0.82%	0.03%	0.79%
MFS® Value Portfolio — Class A	0.61%	—	0.02%	—	0.63%	0.06%	0.57%
Neuberger Berman Genesis Portfolio — Class A††	0.81%	—	0.03%	—	0.84%	0.06%	0.78%
Neuberger Berman Genesis Portfolio — Class B	0.81%	0.25%	0.03%	—	1.09%	0.06%	1.03%
T. Rowe Price Large Cap Growth Portfolio — Class B	0.60%	0.25%	0.02%	—	0.87%	0.05%	0.82%
T. Rowe Price Small Cap Growth Portfolio — Class B	0.47%	0.25%	0.02%	—	0.74%	—	0.74%
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	0.57%	—	0.03%	—	0.60%	0.06%	0.54%
Western Asset Management U.S. Government Portfolio — Class A	0.48%	—	0.03%	—	0.51%	0.03%	0.48%
Fidelity® Variable Insurance Products — Service Class 2
Contrafund® Portfolio	0.52%	0.25%	0.08%	—	0.85%	—	0.85%
Dynamic Capital Appreciation Portfolio††	0.52%	0.25%	0.14%	—	0.91%	—	0.91%
Mid Cap Portfolio	0.53%	0.25%	0.08%	—	0.86%	—	0.86%
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Foreign VIP Fund	0.81%	0.25%	0.05%	0.01%	1.12%	0.01%	1.11%
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Appreciation Portfolio	0.69%	—	0.03%	—	0.72%	—	0.72%
ClearBridge Variable Large Cap Growth Portfolio	0.70%	—	0.05%	—	0.75%	—	0.75%
ClearBridge Variable Large Cap Value Portfolio	0.65%	—	0.06%	—	0.71%	—	0.71%
ClearBridge Variable Small Cap Growth Portfolio	0.75%	—	0.05%	—	0.80%	—	0.80%
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund	0.65%	—	0.64%	—	1.29%	0.40%	0.89%

††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 29, 2023. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.
5

Certain Underlying Funds that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
The Annuity Contract

Contract Owner Inquiries
The contact information for the offices that administer your contract is as follows: Please direct your requests and elections under your Contract, and inquiries about your Contract, to Us as directed below. A request or election sent to an address other than the appropriate address provided below may be returned or there may be a delay in processing the request or election.
All Contracts except those listed below	For all Requests and Elections (Including Payments)
Brighthouse Life Insurance Company
P.O. Box 305075
Nashville, TN 37230-5075
Telephone: (888) 243-1932
Fax: Brighthouse Policy Holder Services, (877) 246-8424
Effective May 31, 2022, for Contracts currently receiving annuity payments	For General Servicing Requests and Communications
Brighthouse Life Insurance Company
Attn: Pano 2
P.O. Box 305073
Nashville, TN 37230-5073
Telephone: (888) 243-1932
Fax: (877) 245-2964
For Claims Related Communications
Brighthouse Life Insurance Company
Attn: Pano 2
P.O. Box 305074
Nashville, TN 37230-5074
Telephone: (888) 243-1932
Fax: (877) 245-2964
If:
1. You purchased a Guaranteed Minimum Accumulation Benefit (GMAB) rider with your contract,
2. Your contract currently has or had an active loan initiated any time on or before April 10, 2011, or
3. As the designated beneficiary on the contract, you elected, on or after April 10, 2011, to continue the contract in your own name after the death of the original owner or annuitant.	For Payments
Brighthouse Life Insurance Company
P.O. Box 70247
Philadelphia, PA 19176-0247
For all Other Requests and Elections
Brighthouse Life Insurance Company
P.O. Box 7104
Troy, MI 48007-7104
Telephone: 833-208-3018
Fax: 877-319-2495

The Variable Funding Options
Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund’s investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling Us at the phone number listed in the Contract Owners Inquiries section or through your registered representative. You should read the prospectuses for the Underlying Funds carefully. We do not guarantee the investment results of the Underlying Funds.
6

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:
Underlying Fund	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Small Cap Value Portfolio — Class B	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Wellington Large Cap Research Portfolio — Class E	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
CBRE Global Real Estate Portfolio — Class A	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC
Harris Oakmark International Portfolio — Class A	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio — Class B	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value Portfolio — Class A	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS® Research International Portfolio — Class B††	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
7

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
PIMCO Inflation Protected Bond Portfolio — Class A	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio — Class B	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
T. Rowe Price Large Cap Value Portfolio — Class B	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Large Cap Value Portfolio — Class E††	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio — Class B	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio — Class A	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio — Class B	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio — Class B	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio — Class B	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Wellington Balanced Portfolio — Class A	Seeks long-term capital appreciation with some current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio — Class D	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
8

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
MetLife Stock Index Portfolio — Class B	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC
MFS® Total Return Portfolio — Class F	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS® Value Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio — Class A††	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
Neuberger Berman Genesis Portfolio — Class B	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio — Class B	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC
Western Asset Management U.S. Government Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC
Fidelity® Variable Insurance Products — Service Class 2
Contrafund® Portfolio	Seeks long-term capital appreciation.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Dynamic Capital Appreciation Portfolio††	Seeks capital appreciation.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Mid Cap Portfolio	Seeks long-term growth of capital.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Foreign VIP Fund	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Appreciation Portfolio	Seeks long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
9

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
ClearBridge Variable Large Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Value Portfolio	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund	Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index.	1919 Investment Counsel, LLC

††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
Certain Variable Funding Options may have been subject to change. Please see “Appendix A – Additional Information Regarding Underlying Funds" for more information.
Transfers

Restrictions on Transfers
Restrictions on Frequent Transfers. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Underlying Fund under the contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
We monitor transfer activity in the following “Monitored Portfolios” for purposes of imposing our restrictions on frequent transfers.  In addition, we monitor transfer activity in all other Funds of the American Funds Insurance Series® available under your Contract.
American Funds Global Growth Fund
BlackRock High Yield Portfolio
Brighthouse Small Cap Value Portfolio
Brighthouse/abrdn Emerging Markets Equity Portfolio
CBRE Global Real Estate Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Harris Oakmark International Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
JPMorgan Small Cap Value Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Small Cap Growth Portfolio
Templeton Foreign VIP Fund
Western Asset Management Strategic Bond Opportunities Portfolio
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Other Information

The Insurance Company
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Cybersecurity and Certain Business Continuity Risks
Our variable annuity contract business is largely conducted through complex digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, a cyber-attack could have a material, negative impact on the Company and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cyber-attack at a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Cyber-attacks can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; phishing attacks; account takeover attempts; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Disruptions or failures may also result from unintentional causes, such as market events that trigger a surge of activity that overloads current information technology and communication systems. Other disruptive events, including (but not limited to) natural disasters, military actions, and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cyber-attacks, disruptions or failures to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Owner or business information; or impede order processing or cause other operational issues.  Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Underlying Funds will avoid losses affecting your contract due to cyber-attacks, disruptions or failures in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Underlying Funds invest.
COVID-19 and Market Conditions
The COVID-19 pandemic has at times resulted in or contributed to significant financial market volatility, travel restrictions and disruptions, quarantines, an uncertain interest rate environment, elevated inflation, global business, supply chain, and employment disruptions affecting companies across various industries, government and central bank interventions, wide-ranging changes in consumer behavior, as well as general concern and uncertainty that has negatively affected the economic environment. At this time, it continues to not be possible to estimate (i) the severity or duration of the pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19, or (ii) the efficacy or utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It likewise remains not possible to predict or estimate the longer-term effects of the pandemic, or any actions taken to contain or address the pandemic, on our business and financial condition, the financial markets, and economy at large. The Company has implemented risk management and contingency plans, and continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can
11

be no assurance that any future impact from the COVID-19 pandemic will not be material to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic and market conditions could have a negative impact on returns of the Underlying Funds in which the Separate Account invests. Depending on market conditions and your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Financial Statements
The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.
12

Appendix A

Additional Information Regarding Underlying Funds
The Underlying Funds listed below were subject to a name change. The chart below identifies the former name and new name of these Underlying Funds.
Underlying Fund Name Changes
Former Name	New Name
Brighthouse Funds Trust I	Brighthouse Funds Trust I
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	Brighthouse/abrdn Emerging Markets Equity Portfolio
Brighthouse Funds Trust I	Brighthouse Funds Trust I
Clarion Global Real Estate Portfolio	CBRE Global Real Estate Portfolio
A-1

Vintage LSM Annuity
issued by
Brighthouse Life Insurance Company
Brighthouse Separate Account Eleven for Variable Annuities
Supplement Dated April 29, 2022
to the Prospectus Dated May 1, 2010
This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Vintage LSM Annuity (the “Contract”) issued by Brighthouse Life Insurance Company (“We”, “Us”, or “the Company”). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.
You can choose to have your premium (“Purchase Payments”) accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio — Class B
Brighthouse Small Cap Value Portfolio — Class B
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B
Brighthouse/Wellington Large Cap Research Portfolio — Class E
CBRE Global Real Estate Portfolio — Class A
Harris Oakmark International Portfolio — Class A
Invesco Global Equity Portfolio — Class B
Invesco Small Cap Growth Portfolio — Class A
JPMorgan Small Cap Value Portfolio — Class A
Loomis Sayles Growth Portfolio — Class A
PIMCO Inflation Protected Bond Portfolio — Class A
PIMCO Total Return Portfolio — Class B
T. Rowe Price Large Cap Value Portfolio — Class B
Victory Sycamore Mid Cap Value Portfolio — Class B
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class E
BlackRock Capital Appreciation Portfolio — Class A
BlackRock Ultra-Short Term Bond Portfolio — Class E
Brighthouse Asset Allocation 20 Portfolio — Class B
Brighthouse Asset Allocation 40 Portfolio — Class B
Brighthouse Asset Allocation 60 Portfolio — Class B
Brighthouse Asset Allocation 80 Portfolio — Class B
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B
Frontier Mid Cap Growth Portfolio — Class D
MetLife Stock Index Portfolio — Class B
MFS® Total Return Portfolio — Class F
MFS® Value Portfolio — Class A
Neuberger Berman Genesis Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class B
Fidelity® Variable Insurance Products
Contrafund® Portfolio — Service Class
Mid Cap Portfolio — Service Class 2
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Income VIP Fund
Templeton Foreign VIP Fund
Janus Aspen Series — Service Shares
Janus Henderson Enterprise Portfolio
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Appreciation Portfolio — Class I
ClearBridge Variable Dividend Strategy Portfolio — Class II
ClearBridge Variable Large Cap Value Portfolio — Class I
ClearBridge Variable Mid Cap Portfolio — Class I
Legg Mason Partners Variable Income Trust — Class I
Western Asset Core Plus VIT Portfolio

Certain Variable Funding Options may have been subject to change. Please see “Appendix A – Additional Information Regarding Underlying Funds" for more information.
The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see “Charges and Deductions — Premium Tax”) or other taxes, which may be applicable.
Contract Owner Transaction Expenses
Withdrawal Charge	6% (1)
(as a percentage of the Purchase Payments withdrawn)
Transfer Charge	$10 (2)
(assessed on transfers that exceed 12 per year)
Variable Liquidity Benefit Charge	6% (3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.
Contract Administrative Charges
Annual Contract Administrative Charge	$30 (4)

(1)	The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

Years Since Initial Purchase Payment		Withdrawal Charge
Greater than or Equal to	But less than
0 years	1 year	6%
1 year	2 years	5%
2 years	3 years	4%
3 years	4 years	3%
4 +years		0%
(2)	We do not currently assess the transfer charge.
(3)	This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

Years Since Initial Purchase Payment		Withdrawal Charge
Greater than or Equal to	But less than
0 years	1 year	6%
1 year	2 years	5%
2 years	3 years	4%
3 years	4 years	3%
4 + years		0%
(4)	We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.
Annual Separate Account Charges:
(as a percentage of the average daily net assets of the Separate Account)
We will assess a minimum mortality and expense risk charge of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II , and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB

Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:
	Annual Step-Up Death Benefit	Roll-Up Death Benefit
Mortality and Expense Risk (“M&E”) Charge	1.70% (5)	1.90% (5)
Administrative Expense Charge	0.15%	0.15%
Total Annual Separate Account Charges with No Optional Features Selected	1.85%	2.05%
Optional E.S.P. Charge	0.15%	0.15%
Total Annual Separate Account Charges with E.S.P. Only Selected	2.00%	2.20%
Optional GMAB Charge	0.50%	0.50%
Total Annual Separate Account Charges with GMAB Only Selected(6)	2.35%	2.55%
Total Annual Separate Account Charges with E.S.P. and GMAB Selected	2.50%	2.70%
Optional GMWB I Charge (maximum upon reset)	1.00% (7)	1.00% (7)
Optional GMWB II Charge (maximum upon reset)	1.00% (7)	1.00% (7)
Optional GMWB III Charge	0.25%	0.25%
Total Annual Separate Account Charges with GMWB I Only Selected	2.85%	3.05%
Total Annual Separate Account Charges with GMWB II Only Selected	2.85%	3.05%
Total Annual Separate Account Charges with GMWB III Only Selected	2.10%	2.30
Total Annual Separate Account Charges with E.S.P. and GMWB I Selected	3.00%	3.20%
Total Annual Separate Account Charges with E.S.P. and GMWB II Selected	3.00%	3.20%
Total Annual Separate Account Charges with E.S.P. and GMWB III Selected	2.25%	2.45%

(5)	We are waiving the Mortality and Expense Risk charge in an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Victory Sycamore Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS® Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio; and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Invesco Global Equity Portfolio.
(6)	GMAB and GMWB cannot both be elected.
(7)	The current charges for the available GMWB riders with a reset feature (see “Living Benefits”) are 0.40% for GMWB I and 0.50% for GMWB II.
Underlying Fund Expenses as of December 31, 2021 (unless otherwise indicated):
The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund’s management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling Us at the phone number listed in the Contract Owner Inquiries section.
Minimum and Maximum Total Annual Underlying Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.52%	1.25%
Underlying Fund Fees and Expenses as of December 31, 2021
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.

Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	0.48%	0.25%	0.05%	—	0.78%	0.11%	0.67%
American Funds Growth Fund	0.31%	0.25%	0.04%	—	0.60%	—	0.60%
American Funds Growth-Income Fund	0.25%	0.25%	0.04%	—	0.54%	—	0.54%
Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio — Class B	0.07%	0.25%	0.01%	0.64%	0.97%	—	0.97%
Brighthouse Small Cap Value Portfolio — Class B	0.74%	0.25%	0.03%	0.06%	1.08%	0.02%	1.06%
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B	0.91%	0.25%	0.09%	—	1.25%	0.10%	1.15%
Brighthouse/Wellington Large Cap Research Portfolio — Class E	0.55%	0.15%	0.02%	—	0.72%	0.04%	0.68%
CBRE Global Real Estate Portfolio — Class A	0.61%	—	0.05%	—	0.66%	0.04%	0.62%
Harris Oakmark International Portfolio — Class A	0.77%	—	0.04%	—	0.81%	0.05%	0.76%
Invesco Global Equity Portfolio — Class B	0.66%	0.25%	0.04%	—	0.95%	0.13%	0.82%
Invesco Small Cap Growth Portfolio — Class A	0.85%	—	0.03%	—	0.88%	0.08%	0.80%
JPMorgan Small Cap Value Portfolio — Class A	0.78%	—	0.07%	—	0.85%	0.10%	0.75%
Loomis Sayles Growth Portfolio — Class A	0.55%	—	0.01%	—	0.56%	—	0.56%
MFS® Research International Portfolio — Class B††	0.69%	0.25%	0.05%	—	0.99%	0.10%	0.89%
PIMCO Inflation Protected Bond Portfolio — Class A	0.48%	—	0.05%	—	0.53%	—	0.53%
PIMCO Total Return Portfolio — Class B	0.48%	0.25%	0.02%	—	0.75%	0.03%	0.72%
T. Rowe Price Large Cap Value Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.06%	0.78%
T. Rowe Price Large Cap Value Portfolio — Class E††	0.57%	0.15%	0.02%	—	0.74%	0.06%	0.68%
Victory Sycamore Mid Cap Value Portfolio — Class B	0.65%	0.25%	0.03%	—	0.93%	0.09%	0.84%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class E	0.33%	0.15%	0.04%	—	0.52%	—	0.52%
BlackRock Capital Appreciation Portfolio — Class A	0.69%	—	0.02%	—	0.71%	0.09%	0.62%
BlackRock Ultra-Short Term Bond Portfolio — Class E	0.35%	0.15%	0.03%	—	0.53%	0.02%	0.51%
Brighthouse Asset Allocation 20 Portfolio — Class B	0.10%	0.25%	0.03%	0.50%	0.88%	0.03%	0.85%
Brighthouse Asset Allocation 40 Portfolio — Class B	0.06%	0.25%	—	0.54%	0.85%	—	0.85%
Brighthouse Asset Allocation 60 Portfolio — Class B	0.05%	0.25%	—	0.58%	0.88%	—	0.88%
Brighthouse Asset Allocation 80 Portfolio — Class B	0.05%	0.25%	0.01%	0.61%	0.92%	—	0.92%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A††	0.70%	—	0.02%	—	0.72%	0.12%	0.60%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B	0.70%	0.25%	0.02%	—	0.97%	0.12%	0.85%
Frontier Mid Cap Growth Portfolio — Class D	0.70%	0.10%	0.03%	—	0.83%	0.03%	0.80%
Jennison Growth Portfolio — Class A††	0.59%	—	0.02%	—	0.61%	0.08%	0.53%
MetLife Stock Index Portfolio — Class B	0.25%	0.25%	0.02%	—	0.52%	0.01%	0.51%
MFS® Total Return Portfolio — Class F	0.56%	0.20%	0.06%	—	0.82%	0.03%	0.79%
MFS® Value Portfolio — Class A	0.61%	—	0.02%	—	0.63%	0.06%	0.57%

Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Neuberger Berman Genesis Portfolio — Class B	0.81%	0.25%	0.03%	—	1.09%	0.06%	1.03%
T. Rowe Price Large Cap Growth Portfolio — Class B††	0.60%	0.25%	0.02%	—	0.87%	0.05%	0.82%
Western Asset Management Strategic Bond Opportunities Portfolio — Class A††	0.57%	—	0.03%	—	0.60%	0.06%	0.54%
Western Asset Management Strategic Bond Opportunities Portfolio — Class B	0.57%	0.25%	0.03%	—	0.85%	0.06%	0.79%
Fidelity® Variable Insurance Products
Contrafund® Portfolio — Service Class	0.52%	0.10%	0.08%	—	0.70%	—	0.70%
Mid Cap Portfolio — Service Class 2	0.53%	0.25%	0.08%	—	0.86%	—	0.86%
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Income VIP Fund	0.46%	0.25%	0.01%	—	0.72%	—	0.72%
Franklin Small-Mid Cap Growth VIP Fund††	0.78%	0.25%	0.05%	—	1.08%	—	1.08%
Templeton Foreign VIP Fund	0.81%	0.25%	0.05%	0.01%	1.12%	0.01%	1.11%
Janus Aspen Series — Service Shares
Janus Henderson Enterprise Portfolio	0.64%	0.25%	0.07%	—	0.96%	—	0.96%
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Appreciation Portfolio — Class I	0.69%	—	0.03%	—	0.72%	—	0.72%
ClearBridge Variable Dividend Strategy Portfolio — Class I††	0.70%	—	0.05%	—	0.75%	—	0.75%
ClearBridge Variable Dividend Strategy Portfolio — Class II	0.70%	0.25%	0.04%	—	0.99%	—	0.99%
ClearBridge Variable Large Cap Growth Portfolio — Class I††	0.70%	—	0.05%	—	0.75%	—	0.75%
ClearBridge Variable Large Cap Value Portfolio — Class I	0.65%	—	0.06%	—	0.71%	—	0.71%
ClearBridge Variable Mid Cap Portfolio — Class I	0.75%	—	0.07%	—	0.82%	—	0.82%
ClearBridge Variable Small Cap Growth Portfolio — Class I††	0.75%	—	0.05%	—	0.80%	—	0.80%
Legg Mason Partners Variable Income Trust — Class I
Western Asset Core Plus VIT Portfolio	0.45%	—	0.08%	—	0.53%	—	0.53%

††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 29, 2023. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.
Certain Underlying Funds that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

The Annuity Contract

Contract Owner Inquiries
The contact information for the offices that administer your contract is as follows: Please direct your requests and elections under your Contract, and inquiries about your Contract, to Us as directed below. A request or election sent to an address other than the appropriate address provided below may be returned or there may be a delay in processing the request or election.
All Contracts except those listed below	For all Requests and Elections (Including Payments)
Brighthouse Life Insurance Company
P.O. Box 305075
Nashville, TN 37230-5075
Telephone: (888) 243-1932
Fax: Brighthouse Policy Holder Services, (877) 246-8424
Effective May 31, 2022, for Contracts currently receiving annuity payments	For General Servicing Requests and Communications
Brighthouse Life Insurance Company
Attn: Pano 2
P.O. Box 305073
Nashville, TN 37230-5073
Telephone: (888) 243-1932
Fax: (877) 245-2964
For Claims Related Communications
Brighthouse Life Insurance Company
Attn: Pano 2
P.O. Box 305074
Nashville, TN 37230-5074
Telephone: (888) 243-1932
Fax: (877) 245-2964
If:
1. You purchased a Guaranteed Minimum Accumulation Benefit (GMAB) rider with your contract,
2. Your contract currently has or had an active loan initiated any time on or before April 10, 2011, or
3. As the designated beneficiary on the contract, you elected, on or after April 10, 2011, to continue the contract in your own name after the death of the original owner or annuitant.	For Payments
Brighthouse Life Insurance Company
P.O. Box 70247
Philadelphia, PA 19176-0247
For all Other Requests and Elections
Brighthouse Life Insurance Company
P.O. Box 7104
Troy, MI 48007-7104
Telephone: 833-208-3018
Fax: 877-319-2495

The Variable Funding Options
Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund’s investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling Us at the phone number listed in the Contract Owner Inquiries section or through your registered representative. You should read the prospectuses for the Underlying Funds carefully. We do not guarantee the investment results of the Underlying Funds.
The current Underlying Funds are listed below, along with their investment adviser and any subadviser:

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Small Cap Value Portfolio — Class B	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Wellington Large Cap Research Portfolio — Class E	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
CBRE Global Real Estate Portfolio — Class A	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC
Harris Oakmark International Portfolio — Class A	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Global Equity Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value Portfolio — Class A	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS® Research International Portfolio — Class B††	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
PIMCO Inflation Protected Bond Portfolio — Class A	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio — Class B	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
T. Rowe Price Large Cap Value Portfolio — Class B	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Large Cap Value Portfolio — Class E††	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio — Class B	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class E	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio — Class E	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio — Class B	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio — Class B	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio — Class B	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A††	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio — Class D	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio — Class A††	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MetLife Stock Index Portfolio — Class B	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC
MFS® Total Return Portfolio — Class F	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
MFS® Value Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio — Class B	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio — Class B††	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio — Class A††	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC
Western Asset Management Strategic Bond Opportunities Portfolio — Class B	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC
Fidelity® Variable Insurance Products
Contrafund® Portfolio — Service Class	Seeks long-term capital appreciation.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Income VIP Fund	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Small-Mid Cap Growth VIP Fund††	Seeks long-term capital growth.	Franklin Advisers, Inc.
Templeton Foreign VIP Fund	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Janus Aspen Series — Service Shares
Janus Henderson Enterprise Portfolio	Seeks long-term growth of capital.	Janus Henderson Investors US LLC
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Appreciation Portfolio — Class I	Seeks long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Dividend Strategy Portfolio — Class I††	Seeks dividend income, growth of dividend income and long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Dividend Strategy Portfolio — Class II	Seeks dividend income, growth of dividend income and long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
ClearBridge Variable Large Cap Growth Portfolio — Class I††	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Value Portfolio — Class I	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Mid Cap Portfolio — Class I	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth Portfolio — Class I††	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
Legg Mason Partners Variable Income Trust — Class I
Western Asset Core Plus VIT Portfolio	Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.	Legg Mason Partners Fund Advisor, LLC
Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd; Western Asset Management Company Pte. Ltd.

††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
Certain Variable Funding Options may have been subject to change. Please see “Appendix A – Additional Information Regarding Underlying Funds" for more information.
Transfers

Restrictions on Transfers
Restrictions on Frequent Transfers. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Underlying Fund under the contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
We monitor transfer activity in the following “Monitored Portfolios” for purposes of imposing our restrictions on frequent transfers.  In addition, we monitor transfer activity in all other Funds of the American Funds Insurance Series® available under your Contract.
American Funds Global Growth Fund
Brighthouse Small Cap Value Portfolio
Brighthouse/abrdn Emerging Markets Equity Portfolio
CBRE Global Real Estate Portfolio
Harris Oakmark International Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio

JPMorgan Small Cap Value Portfolio
Neuberger Berman Genesis Portfolio
Templeton Foreign VIP Fund
Western Asset Core Plus VIT Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Other Information

Vintage LSM is a service mark of Morgan Stanley Smith Barney Holdings LLC and its Affiliates and is used under license by Brighthouse Life Insurance Company and its Affiliates.
The Insurance Company
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Cybersecurity and Certain Business Continuity Risks
Our variable annuity contract business is largely conducted through complex digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, a cyber-attack could have a material, negative impact on the Company and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cyber-attack at a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Cyber-attacks can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; phishing attacks; account takeover attempts; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Disruptions or failures may also result from unintentional causes, such as market events that trigger a surge of activity that overloads current information technology and communication systems. Other disruptive events, including (but not limited to) natural disasters, military actions, and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cyber-attacks, disruptions or failures to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Owner or business information; or impede order processing or cause other operational issues.  Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Underlying Funds will avoid losses affecting your contract due to cyber-attacks, disruptions or failures in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Underlying Funds invest.
COVID-19 and Market Conditions
The COVID-19 pandemic has at times resulted in or contributed to significant financial market volatility, travel restrictions and disruptions, quarantines, an uncertain interest rate environment, elevated inflation, global business, supply chain, and employment disruptions affecting companies across various industries, government and central bank interventions, wide-ranging changes in consumer behavior, as well as general concern and uncertainty that has negatively affected the economic environment. At this time, it continues to not be possible to estimate (i) the severity or duration of the pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19, or (ii) the efficacy or utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It likewise remains not possible to predict or estimate the longer-term effects of the pandemic, or any actions taken to contain or address the pandemic, on our business and financial condition, the financial markets, and economy at large. The Company has implemented risk management and contingency plans, and continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be material to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic and market conditions could have a negative impact on returns of the Underlying Funds in which the Separate Account invests. Depending on market conditions and your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Financial Statements
The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

Appendix A

Additional Information Regarding Underlying Funds
The Underlying Funds listed below were subject to a name change. The chart below identifies the former name and new name of these Underlying Funds.
Underlying Fund Name Changes
Former Name	New Name
Brighthouse Funds Trust I	Brighthouse Funds Trust I
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	Brighthouse/abrdn Emerging Markets Equity Portfolio
Brighthouse Funds Trust I	Brighthouse Funds Trust I
Clarion Global Real Estate Portfolio	CBRE Global Real Estate Portfolio
A-1

Pioneer AnnuiStarSM Flex Annuity
issued by
Brighthouse Life Insurance Company
Brighthouse Separate Account Eleven for Variable Annuities
Supplement Dated April 29, 2022
to the Prospectus Dated May 1, 2010
This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Pioneer AnnuiStarSM Flex Annuity (the “Contract”) issued by Brighthouse Life Insurance Company (“We”, “Us”, or “the Company”). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.
You can choose to have your premium (“Purchase Payments”) accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class B
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B (formerly Brighthouse/Aberdeen Emerging Markets Equity Portfolio)
Invesco Comstock Portfolio — Class B
Invesco Global Equity Portfolio — Class B
Loomis Sayles Growth Portfolio — Class B
MFS® Research International Portfolio — Class B
PIMCO Total Return Portfolio — Class B
T. Rowe Price Large Cap Value Portfolio — Class E
Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio — Class E
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse Asset Allocation 60 Portfolio — Class B
Brighthouse Asset Allocation 80 Portfolio — Class B
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B
Jennison Growth Portfolio — Class B
MFS® Total Return Portfolio — Class B
MFS® Value Portfolio — Class B
Neuberger Berman Genesis Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class E
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Rising Dividends VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Templeton Foreign VIP Fund
Legg Mason Partners Variable Equity Trust — Class II
ClearBridge Variable Dividend Strategy Portfolio
Pioneer Variable Contracts Trust — Class II
Pioneer Mid Cap Value VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

Certain Variable Funding Options may have been subject to change. Please see “Appendix A – Additional Information Regarding Underlying Funds" for more information.
The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see “Charges and Deductions — Premium Tax”) or other taxes, which may be applicable.
Contract Owner Transaction Expenses
Withdrawal Charge	6% (1)
(as a percentage of the Purchase Payments withdrawn)
Transfer Charge	$10 (2)
(assessed on transfers that exceed 12 per year)
Variable Liquidity Benefit Charge	6% (3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.
Contract Administrative Charges
Annual Contract Administrative Charge	$30 (4)

(1)	The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

Years Since Purchase Payment Made		Withdrawal Charge
Greater than or Equal to	But less than
0 years	1 year	6%
1 year	2 years	5%
2 years	3 years	4%
3 years	4 years	3%
4 years+		0%
(2)	We do not currently assess the transfer charge.
(3)	This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

Years Since Initial Purchase Payment		Withdrawal Charge
Greater than or Equal to	But less than
0 years	1 year	6%
1 year	2 years	5%
2 years	3 years	4%
3 years	4 years	3%
4 years+		0%
(4)	We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.
Annual Separate Account Charges:
(as a percentage of the average daily net assets of the Separate Account)
We will assess a minimum mortality and expense (“M&E”) risk charge of 1.70% and a maximum administrative expense charge of 0.15% on all Contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, a 0.25% charge for GMWB III, a 0.65% current charge (maximum of 1.50% upon reset) for GMWB for Life (Single Life Option), and a 0.80% current charge (maximum of 1.50% upon reset) for GMWB for Life (Joint Life Option). If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a
2

summary of all of the maximum charges that may apply, depending on the death benefit and optional features you select:
	Standard Death Benefit	Enhanced Death Benefit
Mortality and Expense Risk Charge*	1.70%	1.90%
Administrative Expense Charge	0.15%	0.15%
Total Annual Separate Account Charges with No Optional Features Selected	1.85%	2.05%
Optional E.S.P. Charge	0.20%	0.20%
Total Annual Separate Account Charges with E.S.P. Only Selected	2.05%	2.25%
Optional GMAB Charge	0.50%	0.50%
Total Annual Separate Account Charges with GMAB Only Selected	2.35%	2.55%
Total Annual Separate Account Charges with E.S.P. and GMAB Selected(5)	2.55%	2.75%
Optional GMWB I Charge (maximum upon reset)	1.00% (6)	1.00% (6)
Optional GMWB II Charge (maximum upon reset)	1.00% (6)	1.00% (6)
Optional GMWB III Charge	0.25%	0.25%
Optional GMWB for Life (Single Life Option) Charge (maximum upon reset)	1.50% (6)	1.50% (6)
Optional GMWB for Life (Joint Life Option) Charge (maximum upon reset)	1.50% (6)	1.50% (6)
Total Annual Separate Account Charges with GMWB I Only Selected	2.85%	3.05%
Total Annual Separate Account Charges with GMWB II Only Selected	2.85%	3.05%
Total Annual Separate Account Charges with GMWB III Only Selected	2.10%	2.30%
Total Annual Separate Account Charges with GMWB for Life (Single Life Option) Only Selected	3.35%	3.55%
Total Annual Separate Account Charges with GMWB for Life (Joint Life Option) Only Selected	3.35%	3.55%
Total Annual Separate Account Charges with E.S.P. and GMWB I Selected	3.05%	3.25%
Total Annual Separate Account Charges with E.S.P. and GMWB II Selected	3.05%	3.25%
Total Annual Separate Account Charges with E.S.P. and GMWB III Selected	2.30%	2.50%
Total Annual Separate Account Charges with E.S.P. and GMWB for Life (Single Life Option) Selected	3.55%	3.75%
Total Annual Separate Account Charges with E.S.P. and GMWB for Life (Joint Life Option) Selected	3.55%	3.75%

*	We will waive the following amounts of the Mortality and Expense Risk Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in Invesco Global Equity Portfolio — Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.99% for the Subaccount investing in Pioneer Fund Portfolio – Class B; and an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio – Class E.
(5)	GMAB and GMWB cannot both be elected.
(6)	The current charges for the available GMWB riders with a reset feature (see “Living Benefits”) are as follows:

GMWB Rider	Current Charge
GMWB I	0.40%
GMWB II	0.50%
GMWB for Life (Single Life Option)	0.65%
GMWB for Life (Joint Life Option)	0.80%
Underlying Fund Expenses as of December 31, 2021 (unless otherwise indicated):
The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund’s management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling Us at the phone number listed in the Contract Owners Inquiries section.
3

Minimum and Maximum Total Annual Underlying Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.38%	1.60%
Underlying Fund Fees and Expenses as of December 31, 2021
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.
Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Brighthouse Funds Trust I
BlackRock High Yield Portfolio	0.60%	0.25%	0.06%	—	0.91%	0.02%	0.89%
Brighthouse/abrdn Emerging Markets Equity Portfolio	0.91%	0.25%	0.09%	—	1.25%	0.10%	1.15%
Invesco Comstock Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
Invesco Global Equity Portfolio	0.66%	0.25%	0.04%	—	0.95%	0.13%	0.82%
Loomis Sayles Growth Portfolio	0.55%	0.25%	0.01%	—	0.81%	—	0.81%
MFS® Research International Portfolio	0.69%	0.25%	0.05%	—	0.99%	0.10%	0.89%
PIMCO Total Return Portfolio	0.48%	0.25%	0.02%	—	0.75%	0.03%	0.72%
T. Rowe Price Large Cap Value Portfolio	0.57%	0.15%	0.02%	—	0.74%	0.06%	0.68%
Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio	0.69%	0.15%	0.02%	—	0.86%	0.09%	0.77%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	—	0.03%	—	0.38%	0.02%	0.36%
Brighthouse Asset Allocation 60 Portfolio	0.05%	0.25%	—	0.58%	0.88%	—	0.88%
Brighthouse Asset Allocation 80 Portfolio	0.05%	0.25%	0.01%	0.61%	0.92%	—	0.92%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.70%	0.25%	0.02%	—	0.97%	0.12%	0.85%
Jennison Growth Portfolio	0.59%	0.25%	0.02%	—	0.86%	0.08%	0.78%
MFS® Total Return Portfolio	0.56%	0.25%	0.06%	—	0.87%	0.03%	0.84%
MFS® Value Portfolio	0.61%	0.25%	0.02%	—	0.88%	0.06%	0.82%
Neuberger Berman Genesis Portfolio	0.81%	0.25%	0.03%	—	1.09%	0.06%	1.03%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	0.15%	0.03%	—	0.75%	0.06%	0.69%
Franklin Templeton Variable Insurance Products Trust
Franklin Rising Dividends VIP Fund	0.61%	0.25%	0.02%	—	0.88%	—	0.88%
Franklin Small-Mid Cap Growth VIP Fund	0.78%	0.25%	0.05%	—	1.08%	—	1.08%
Templeton Foreign VIP Fund	0.81%	0.25%	0.05%	0.01%	1.12%	0.01%	1.11%
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Dividend Strategy Portfolio	0.70%	0.25%	0.04%	—	0.99%	—	0.99%
Pioneer Variable Contracts Trust
Pioneer Mid Cap Value VCT Portfolio	0.65%	0.25%	0.08%	—	0.98%	—	0.98%
Pioneer Real Estate Shares VCT Portfolio	0.80%	0.25%	0.55%	—	1.60%	—	1.60%

The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 29, 2023. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.
Certain Underlying Funds that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
4

The Annuity Contract

Contract Owner Inquiries
Please direct your requests and elections under your Contract, and inquiries about your Contract, to Us as directed below. A request or election sent to an address other than the appropriate address provided below may be returned or there may be a delay in processing the request or election.
•	Telephone: (833) 208-3018 (unless otherwise indicated below), Monday – Friday 9:00AM – 7:00PM Eastern Time
•	Fax: (877) 319-2495 (unless otherwise indicated below)
•	Mail:

Rollover Requests (Non-ERISA plan/ IRA account)	Brighthouse Life Insurance Company P.O. Box 70255 Philadelphia, PA 19176-0255
Payments/ Contributions (Non-Qualified/ IRA account)	Brighthouse Life Insurance Company P.O. Box 70247 Philadelphia, PA 19176-0247
Effective May 31, 2022, General Servicing Requests and Communications for Contracts Currently Receiving Annuity Payments	Brighthouse Life Insurance Company Attn: Pano 2 P.O. Box 305073 Nashville, TN 37230-5073 Phone: (888) 243-1932 Fax: (877) 245-2964
Effective May 31, 2022, Claims Related Communications for Contracts Currently Receiving Annuity Payments	Brighthouse Life Insurance Company Attn: Pano 2 P.O. Box 305074 Nashville, TN 37230-5073 Phone: (888) 243-1932 Fax: (877) 245-2964
All Other Correspondence and Requests	Brighthouse Life Insurance Company P.O. Box 7104 Troy, MI 48007-7104

The Variable Funding Options
Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund’s investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling Us at the phone number listed in the Contract Owners Inquiries section or through your registered representative. You should read the prospectuses for the Underlying Funds carefully. We do not guarantee the investment results of the Underlying Funds.
The current Underlying Funds are listed below, along with their investment adviser and any subadviser:
Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class B	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
5

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B (formerly Brighthouse/Aberdeen Emerging Markets Equity Portfolio)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Invesco Comstock Portfolio — Class B	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Loomis Sayles Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS® Research International Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
PIMCO Total Return Portfolio — Class B	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
T. Rowe Price Large Cap Value Portfolio — Class E	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio — Class E	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio — Class A	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 60 Portfolio — Class B	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Jennison Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MFS® Total Return Portfolio — Class B	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS® Value Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio — Class B	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
6

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Western Asset Management Strategic Bond Opportunities Portfolio — Class E	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Rising Dividends VIP Fund	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisers, Inc.
Franklin Small-Mid Cap Growth VIP Fund	Seeks long-term capital growth.	Franklin Advisers, Inc.
Templeton Foreign VIP Fund	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Legg Mason Partners Variable Equity Trust — Class II
ClearBridge Variable Dividend Strategy Portfolio	Seeks dividend income, growth of dividend income and long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
Pioneer Variable Contracts Trust — Class II
Pioneer Mid Cap Value VCT Portfolio	Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Amundi Asset Management US, Inc.
Pioneer Real Estate Shares VCT Portfolio	Seeks long-term growth of capital. Current income is a secondary objective.	Amundi Asset Management US, Inc.

Certain Variable Funding Options may have been subject to change. Please see “Appendix A – Additional Information Regarding Underlying Funds" for more information.
Transfers

Restrictions on Transfers
Restrictions on Frequent Transfers. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Underlying Fund under the contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
We monitor transfer activity in the following “Monitored Portfolios” for purposes of imposing our restrictions on frequent transfers.
BlackRock High Yield Portfolio
Brighthouse/abrdn Emerging Markets Equity Portfolio
Franklin Small-Mid Cap Growth VIP Fund
Invesco Global Equity Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
Templeton Foreign VIP Fund
Western Asset Management Strategic Bond Opportunities Portfolio
7

Other Information

The Insurance Company
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Cybersecurity and Certain Business Continuity Risks
Our variable annuity contract business is largely conducted through complex digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, a cyber-attack could have a material, negative impact on the Company and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cyber-attack at a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Cyber-attacks can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; phishing attacks; account takeover attempts; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Disruptions or failures may also result from unintentional causes, such as market events that trigger a surge of activity that overloads current information technology and communication systems. Other disruptive events, including (but not limited to) natural disasters, military actions, and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cyber-attacks, disruptions or failures to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Owner or business information; or impede order processing or cause other operational issues.  Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Underlying Funds will avoid losses affecting your contract due to cyber-attacks, disruptions or failures in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Underlying Funds invest.
COVID-19 and Market Conditions
The COVID-19 pandemic has at times resulted in or contributed to significant financial market volatility, travel restrictions and disruptions, quarantines, an uncertain interest rate environment, elevated inflation, global business, supply chain, and employment disruptions affecting companies across various industries, government and central bank interventions, wide-ranging changes in consumer behavior, as well as general concern and uncertainty that has negatively affected the economic environment. At this time, it continues to not be possible to estimate (i) the severity or duration of the pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19, or (ii) the efficacy or utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It likewise remains not possible to predict or estimate the longer-term effects of the pandemic, or any actions taken to contain or address the pandemic, on our business and financial condition, the financial markets, and economy at large. The Company has implemented risk management and contingency plans, and continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can
8

be no assurance that any future impact from the COVID-19 pandemic will not be material to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic and market conditions could have a negative impact on returns of the Underlying Funds in which the Separate Account invests. Depending on market conditions and your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Financial Statements
The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.
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Appendix A

Additional Information Regarding Underlying Funds
The Underlying Fund listed below was subject to a name change. The chart below identifies the former name and new name of the Underlying Fund.
Underlying Fund Name Change
Former Name	New Name
Brighthouse Funds Trust I	Brighthouse Funds Trust I
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	Brighthouse/abrdn Emerging Markets Equity Portfolio
A-1